Benefits and interests of directors (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Benefits And Interest Of Directors [Abstract]
Summary of detailed information of directors emoluments
The directors’ fees, salaries and bonuses, social security and housing fund and other benefits incurred by the Group for the years ended December 31, 2023, 2024 and 2025 are set out as follows:
For the year ended December 31, 2023:

Name	Directors’ fees	Salaries and bonuses	Pension costs - defined contribution plans	Other social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Yong Suk Cho	—	7,390	66	20	2,076	9,552
Gregory Dean Gibb	—	5,180	43	40	2,198	7,461
Non-Executive Directors:
Xudong Zhang	500	—	—	—	—	500
Weidong Li	500	—	—	—	—	500
Rusheng Yang	500	—	—	—	—	500
David Xianglin Li	500	—	—	—	—	500
Guangheng Ji	—	—	—	—	—	—
Xin Fu	—	—	—	—	—	—
Yuqiang Huang	—	—	—	—	—	—
Yonglin Xie	—	—	—	—	—	—

	2,000	12,570	109	60	4,274	19,013

For the year ended December 31, 2024:

Name	Directors’ fees	Salaries and bonuses	Pension costs - defined contribution plans	Other social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Yong Suk Cho	—	13,050	69	40	2,069	15,228
Gregory Dean Gibb	—	4,097	43	32	2,137	6,309
Peiqing Zhu	—	3,090	46	46	65	3,247
Non-Executive Directors:
Xudong Zhang	446	—	—	—	—	446
Weidong Li	500	—	—	—	—	500
Rusheng Yang	500	—	—	—	—	500
David Xianglin Li	500	—	—	—	—	500
Hui Liu	—	—	—	—	—	—
Shibang Guo	—	—	—	—	—	—
Xin Fu	—	—	—	—	—	—
Yuqiang Huang	—	—	—	—	—	—
Yonglin Xie	—	—	—	—	—	—

	1,946	20,237	158	118	4,271	26,730

For the year ended December 31, 2025:

Name	Directors’ fees	Salaries and bonuses	Pension costs - defined contribution plans	Other social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Yong Suk Cho	—	7,362	75	33	2,082	9,552
Tongzhuan Xi	—	1,955	48	50	40	2,093
Peiqing Zhu	—	750	24	23	95	892
Non-Executive Directors:
Dicky Peter Yip	1,270	—	—	—	—	1,270
Rusheng Yang	500	—	—	—	—	500
David Xianglin Li	500	—	—	—	—	500
Wai Ping Tina Lee	189	—	—	—	—	189
Weidong Li	311	—	—	—	—	311
Yonglin Xie	—	—	—	—	—	—
Xin Fu	—	—	—	—	—	—
Shibang Guo	—	—	—	—	—	—
Hui Liu	—	—	—	—	—	—

	2,770	10,067	147	106	2,217	15,307

Other
non-monetary
benefits include share options and PSUs. In the years ended December 31, 2023, 2024 and 2025, the total number of shares issued upon the exercise of share options and vesting of PSUs granted to the directors of the Company were nil, 37,568 and nil, respectively, with trading prices ranging from USD2.95 per share to USD12.61 per share.